Employees - Summary of Amounts Recognised in Statement of Comprehensive Income on Remeasurement of Net Defined Benefit Liability (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Return on plan assets excluding amounts included in net finance income/(cost)	€ 2,385	€ (1,108)	€ 1,475
Actuarial gains/(losses) arising from changes in demographic assumptions	183	42	222
Actuarial gains/(losses) arising from changes in financial assumptions	(2,138)	611	(210)
Experience gains/(losses) arising on pension plan and other benefit plan liabilities	(12)	18	133
Change in asset ceiling, excluding amounts included in finance cost	(37)
Total of defined benefit costs recognised in other comprehensive income	€ 381	€ (437)	€ 1,620